ROPES & GRAY LLP

PRUDENTIAL TOWER

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BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

March 5, 2013	Adam M. Schlichtmann
Phone: 617-951-7114
Fax: 617-235-7346
Adam.Schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Blackstone Alternative Alpha Fund II (the “Fund”) (File Nos. 811-22792 and 333-186044)

Ladies and Gentlemen:

We are filing today via EDGAR Amendment No. 1 to the Fund’s Registration Statement on Form N-2 pursuant to the Investment Company Act of 1940, as amended, (the “1940 Act”) on behalf of Blackstone Alternative Alpha Fund II, a Massachusetts business trust.

This Amendment No. 1 is being filed for the purposes of implementing comments provided to us by Larry L. Greene, the Fund’s SEC staff reviewer with respect to the Fund’s Registration Statement under the 1940 Act, filed on January 15, 2013.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann Adam M. Schlichtmann Enclosures

cc:	Scott Sherman, Esq., Blackstone Alternative Asset Management L.P.

James E. Thomas, Esq.